Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2022	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2022
Gain on Lease Amount
Operating lease payments			¥ 268,290	¥ 486,260	¥ 289,456
Property, plant and equipment, gross			¥ 14,212,514	12,492,581
Land right of use asset						¥ 389,508
Lessor, operating lease, term of contract			15 years
Net investment in sales-type lease			¥ 4,909,550	3,483,308
Factory [Member]
Gain on Lease Amount
Lessor, operating lease, term of contract			15 years
Lessor, operating lease, assumptions and judgments, value of underlying asset, amount			¥ 194,284
Net investment in sales-type lease			216,218	¥ 0	¥ 0
Sales-type Lease, gain			2,116
Guangzhou GET New Energy [Member]
Gain on Lease Amount
Operating lease payments	¥ 60,443	¥ 57,900
Property, plant and equipment, gross			1,300,000			1,001,820
Land right of use asset						¥ 389,508
Guangzhou GET New Energy [Member] | Subsequent Paid [Member]
Gain on Lease Amount
Property, plant and equipment, gross			¥ 30,670